UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2014

Date of reporting period:  November 30, 2013

Item 1. Schedule of Investments.

Morgan Dempsey Small/Micro Cap Value Fund
Schedule of Investments
November 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.01%
Aerospace & Defense - 6.15%
Astronics Corp. (a)	9,883	$516,782
CPI Aerostructures, Inc. (a)	12,235	179,243
Cubic Corp.	5,470	306,539
National Presto Industries, Inc.	5,930	454,297
SIFCO Industries, Inc.	12,046	296,452
		1,753,313
Automobiles - 0.70%
Thor Industries, Inc.	3,705	200,329
Building Products - 1.36%
Apogee Enterprises, Inc.	10,845	388,468
Chemicals - 2.89%
Balchem Corp.	2,260	133,679
Hawkins, Inc.	5,655	213,533
KMG Chemicals, Inc.	12,420	225,795
Stepan Co.	2,410	152,939
Zep, Inc.	5,005	96,396
		822,342
Commercial Banks - 1.14%
Bar Harbor Bankshares	2,595	102,503
First of Long Island Corp.	5,190	221,353
		323,856
Commercial Services & Supplies - 1.30%
Mine Safety Appliances Co.	7,415	369,415
Construction & Engineering - 4.76%
Granite Construction, Inc.	39,270	1,227,188
Pike Corp. (a)	12,234	128,579
		1,355,767
Construction Materials - 0.99%
Eagle Materials, Inc.	3,615	281,970
Containers & Packaging - 3.84%
Aptargroup, Inc.	16,865	1,094,876
Electrical Equipment - 2.58%
Espey Manufacturing & Electronics Corp.	9,545	314,317
LSI Industries, Inc.	11,120	96,633
Powell Industries, Inc.	4,725	324,087
		735,037
Electronic Equipment, Instruments & Components - 0.61%
Badger Meter, Inc.	3,150	173,030
Energy Equipment & Services - 13.64%
C&J Energy Services, Inc. (a)	22,425	531,473
Dawson Geophysical Co. (a)	3,520	113,766
Dril-Quip, Inc. (a)	4,355	472,779
Gulf Island Fabrication, Inc.	22,055	583,575
Gulfmark Offshore, Inc.	11,120	548,883
Mitcham Industries, Inc. (a)	16,680	291,900
RPC, Inc.	13,345	235,806
Unit Corp. (a)	23,035	1,109,366
		3,887,548
Food & Staples Retailing - 2.11%
Weis Markets, Inc.	11,770	600,623
Food Products - 8.23%
Cal-Maine Foods, Inc.	7,600	417,620
Flowers Foods, Inc.	20,630	448,290
J & J Snack Foods Corp.	13,439	1,154,679
Sanderson Farms, Inc.	3,705	253,200
Tootsie Roll Industries, Inc.	2,280	73,074
		2,346,863

Health Care Equipment & Supplies - 6.98%
Atrion Corp.	740	208,295
ICU Medical, Inc. (a)	3,705	243,363
Merit Medical Systems, Inc. (a)	16,905	276,735
Span-America Medical Systems, Inc.	14,645	290,850
Utah Medical Products, Inc.	18,255	971,348
		1,990,591
Hotels, Restaurants & Leisure - 2.16%
Marcus Corp.	22,615	329,953
Monarch Casino & Resort, Inc. (a)	16,125	286,219
		616,172
Household Durables - 0.26%
Koss Corp.	14,830	72,667
Household Products - 0.86%
Oil-Dri Corp. of America	6,115	245,945
Insurance - 0.75%
Baldwin & Lyons, Inc.	7,690	214,705
Leisure Equipment & Products - 6.95%
Johnson Outdoors, Inc.	15,755	451,223
Sturm Ruger & Co., Inc.	19,890	1,530,137
		1,981,360
Machinery - 17.46%
Ampco-Pittsburgh Corp.	7,785	142,777
Astec Industries, Inc.	12,050	441,030
Columbus McKinnon Corp. (a)	4,265	118,141
Gorman-Rupp Co.	31,733	1,335,006
Graham Corp.	8,805	329,131
Hardinge, Inc.	28,450	440,691
LB Foster Co.	15,941	747,155
LS Starrett Co.	5,840	75,862
MFRI, Inc. (a)	22,425	291,077
Miller Industries, Inc.	8,896	169,202
Sun Hydraulics Corp.	11,455	492,221
Twin Disc, Inc.	13,715	394,032
		4,976,325
Media - 0.08%
Value Line, Inc.	2,315	22,502
Metals & Mining - 1.11%
Synalloy Corp.	19,645	316,481
Road & Rail - 1.70%
Marten Transport Ltd.	8,470	164,572
Old Dominion Freight Lines, Inc. (a)	6,210	320,001
		484,573
Semiconductors & Semiconductor Equipment - 1.67%
Cabot Microelectronics Corp. (a)	5,560	250,589
MKS Instruments, Inc.	7,600	226,252
		476,841
Specialty Retail - 5.15%
Buckle, Inc.	4,355	231,076
Jos A Bank Clothiers, Inc. (a)	21,770	1,236,972
		1,468,048
Textiles, Apparel & Luxury Goods - 0.49%
Lakeland Industries, Inc. (a)	26,747	139,352
Thrifts & Mortgage Finance - 0.09%
Hingham Institution for Savings	335	26,495
TOTAL COMMON STOCKS (Cost $23,589,745)		$27,365,494

SHORT-TERM INVESTMENTS - 10.89%
Money Market Funds - 10.89%
First American Prime Obligations Fund, 0.016%	3,102,988	3,102,988
TOTAL SHORT-TERM INVESTMENTS (Cost $3,102,988)		3,102,988

Total Investments (Cost $26,692,733) - 106.90%		30,468,482
Liabilities in Excess of Other Assets - (6.90%)		(1,966,581)
TOTAL NET ASSETS - 100.00%		$28,501,901

(a) Non-income producing security.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICSR). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at November 30, 2013 was as follows*:

Cost of investments	$26,692,733
Gross unrealized appreciation	$4,027,494
Gross unrealized depreciation	$(251,745)
Net unrealized appreciation	$3,775,749

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”). If the closing bid and asked prices are not readily available, the
Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification,
“Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at November 30, 2013

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2013, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stock*	$27,226,142	$139,352	$-	$27,365,494
Total Equity	27,226,142	139,352	-	27,365,494

Short-Term Investments	-	3,102,988	-	3,102,988

Total Investments in Securities	$27,226,142	$3,242,340	$-	$30,468,482

The Fund held no Level 3 securities during the period ended November 30, 2013.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended November 30, 2013 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Transfers between Levels are recognized as of the beginning and end of the fiscal year. Transfers between Level 1 and Level 2 resulted from securities pricing from either a market closing price to the mean of the bid and ask or securities pricing from the mean of the bid and ask to the market closing price.

Transfers into Level 1	$(139,352)
Transfers out of Level 1	-
Net transfers in and/or out of Level 1	$(139,352)

Transfers into Level 2	$139,352
Transfers out of Level 2	-
Net transfers in and/or out of Level 2	$139,352

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
  John Buckel,  President

Date     1/22/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ John Buckel
  John Buckel,  President

Date     1/22/2014

By (Signature and Title)*/s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date     1/22/2014

* Print the name and title of each signing officer under his or her signature.